Subsequent Event	3 Months Ended
Mar. 31, 2014
Subsequent Events [Abstract]
SUBSEQUENT EVENT
NOTE 14 — SUBSEQUENT EVENT

On April 29, 2014, the terms of the loan with Paseco ApS were amended to provide that the Company may extend the term of the loan for 1 year by giving Paseco written notice by December 31, 2014.  Per the terms of the amendment, should the Company extend the notes, the interest rate will increase to 7.00% per annum.

DanDrit Biotech A/S received a loan commitment on May 2, 2014 for 2,000,000 DKK ($36,868) from Paseco ApS, an entity owned by a shareholder of the Company, payable by February 1, 2015.  The Company has an option to extend the loan for one year by giving notice to Paseco by December 31, 2014 whereby the interest rate would increase to 7.00% per annum.